TCW/DW INCOME AND GROWTH FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                               10048
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998

DEAR SHAREHOLDER:

While 1997 was a superb year for the domestic financial markets, the calendar year ended in turmoil as the Asian currency crisis caused considerable consternation among U.S. investors. As a result, stock prices corrected in October and market volatility increased. Despite the gyrations of the fourth quarter, the U.S. stock market recorded its third straight year of greater than 20 percent returns. Bonds also joined the party, with both high-grade and high-yield issues generating returns well in excess of their coupons. Within this environment, convertibles performed well. These trends continued into January.

PERFORMANCE

For the fiscal year ended January 31, 1998, TCW/DW Income and Growth Fund's Class C shares posted a total return of 14.03 percent. During the same period, the S&P 500 Index produced a total return of 26.84 percent, while the Lehman Brothers Government/Corporate Bond Index (Lehman Index) and the Lipper Flexible Income Funds Average (Lipper Average) returned 11.17 percent and 6.88 percent, respectively. Since their inception on July 28, 1997, through January 31, 1998, the Fund's Class A, B and D shares had total returns of 6.03 percent, 5.80 percent and 6.21 percent, respectively. Performance of the Fund's four share classes varies because of differing charges and expenses.

The accompanying chart illustrates the performance of a $10,000 investment in the Fund's Class C shares since inception through the fiscal year ended January 31, 1998, versus the performance of similar hypothetical investments in the S&P 500, the Lehman Index and the Lipper Average. TCW Funds Management, Inc. (TCW) is the Fund's adviser.

TCW/DW INCOME AND GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998, CONTINUED

CONVERTIBLE SECURITIES

The performance of the convertible portion of the Fund was well ahead of its convertible benchmarks. Most of the incremental performance was generated during the turbulent fourth quarter. While the convertible benchmarks declined between
1.4 percent and 2.8 percent, the Fund's decline was lower. This performance was due in large part to the Fund's lower exposure to technology and energy. These industries, which are heavily weighted in the convertible universe, were down significantly.

During the year the convertible portion of the Fund benefited from holdings in a diverse group of securities. The best-performing group was cable and telecommunications. After three years of stagnation, the group performed spectacularly. Holdings in TCI Pacific Communications, Inc. $5.00, U.S. West, Inc. (Series D) $2.25, Cox Communications, Inc., Tele-Communication International, Inc. and Houston Industries, Inc. $3.22 all performed well. In addition to the excellent performance generated by cable stocks, several other holdings added incremental performance as well. These included Sepracor, Inc. -- 144A, SFX Broadcasting, Inc. (Series D) $3.25, American Bankers Insurance Group, Inc. (Series B) $3.125, Omicom Group, Inc. -- 144A, Home Depot, Inc., Hexcel Corp and Staples, Inc. -- 144A. In contrast to cable, the performance of technology securities was mixed. Sales during the second and third quarters of holdings in Altera, Analog Devices, SCI Systems, Inc. and Quantum Corp. were made at substantial profits. In addition, the Fund realized small profits on new issues from companies such as Level One Communication, Read Rite Corp., Apple Computer, Inc. and Photronics, Inc. These profits, along with the good performance of the Fund's holding in Cisco Systems, Inc., helped to offset the poor performance of its technology holdings in Motorola, Inc., Xilinx, Inc. -- 144A and Safeguard Scientifics, Inc. Other disappointing holdings included positions in Thermo Instrument Systems, Inc., U.S. Filter Corp., Boeing Co. and U.S. Office Products.

The new-issue market posted a record year for dollar volume in 1997. During the year a total of 140 issues with a net value of $28 billion came to market. New issuance exceeded redemptions and led to a small increase in the total size of the U.S. convertible market, to approximately $137 billion. New-issue terms varied considerably during the year. While many issues were priced attractively, terms became aggressive during the middle of the year. The most dramatic change was an increase in conversion premiums to a range of 30 percent to 70 percent. In 1997, 22 issues with a market value of $7.4 billion were issued with high conversion premiums. However, the Fund did not find many of these issues attractive and participated in only a limited number of them. For the high-

TCW/DW INCOME AND GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998, CONTINUED

premium issues that the Fund did purchase, their high bond value combined with an attractive stock price have the potential to lead to annualized mid-teen returns on the upside, with very low downside risk.

Another positive trend is the continued shortening of maturities. The average convertible issued during 1997 had a 6.8-year maturity and was issued at a 26.3 percent premium over bond value. With interest rates declining, these short-maturity bonds are expected to provide substantial downside protection if the underlying stocks decline.

HIGH-YIELD BONDS

Notwithstanding global market events, high-yield market technicals remained extremely favorable during the fiscal year ended January 31, 1998. Cash inflows into high-yield mutual funds remained strong. While high-yield mutual funds continue to be an important source of demand in the high-yield market, allocations from pension funds and insurance companies also increased in 1997. This trend is expected to continue into 1998. On the supply side, the pace of new-issue activity slowed, with $30.8 billion in transactions priced during the fourth quarter of 1997. For the year, however, primary volume totaled $125.8 billion, easily surpassing the record $73.6 billion brought to market in 1996. As has been the case in recent years, cable, media and telecommunications sectors dominated the new-issue calendar, accounting for approximately 32.6 percent of new issuances in 1997. With the massive increase in new-issue volume over the past several years, the size of the high-yield market has grown to more than $450 billion, representing more than 1,500 different issuers.

During much of 1997, lower-rated, more volatile high-yield credits benefited from strong technical conditions and a favorable economic backdrop. It has been TCW's conviction for some time that the diminished-risk premiums in the middle and lower tiers of the high-yield market do not adequately compensate investors for the greater credit risk inherent in those issuers. Accordingly, TCW has concentrated the majority of the Fund's high-yield component in BB and strong B-rated cash-paying securities and has avoided reaching for yield in what has been an environment with a historically tight spread.

The high-yield component had no defaults in 1997. While the incidence of defaults in the high-yield market continues to be lower than historical issuance patterns would suggest, the Moody's high-yield default rate was 2.84 percent in 1997 and the trailing 12-month default rate has been trending upward over the last 10 months. TCW believes that the immense liquidity in the U.S. financial system has been the primary driver behind the recent low levels of defaults.

TCW/DW INCOME AND GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998, CONTINUED

Given the current low-default environment and the fact that high-yield bonds currently yield an average of 275 to 375 basis points over comparable Treasuries, the high-yield asset class remains attractive to fixed-income investors. However, yield spreads in that class are narrow relative to historical levels, and, given the recent volatility in the financial markets, default avoidance due to superior credit selection will continue to be of paramount importance to successful high-yield investing. The Fund's high-yield component is managed with this in mind. As a result, TCW remains confident that its disciplined approach to high-yield investing, with its emphasis on the upper tier of the market, will provide steady results in what is likely to be an increasingly challenging period for investors.

LOOKING AHEAD

While it is impossible to predict the outcome of the financial turmoil in Asia, TCW believes that the short-term environment for U.S. equities has become somewhat uncertain. During the next few months world equity markets are likely to remain volatile. The U.S. equity market seems to have entered a period of adjustment. While lower interest rates may mute the impact on stock prices of lower earnings, TCW believes that a fourth year of equity returns above 20 percent is unlikely.

In the fixed-income markets, TCW anticipates that interest rates will continue to fall in 1998. Supporting this view is TCW's belief that the Asian currency crisis will lower worldwide GDP growth in 1998 and lead to lower prices for many basic industrial goods and imported products. This should take some pressure off inflation and lead to lower interest rates. Several prognosticators are now forecasting that thirty-year U.S. Treasury rates will fall to 5 percent by year-end 1998. While this may be optimistic, TCW projects that at least one cut in the federal-funds rate is possible and that long-term yields could fall to a range of 5.25 percent to 5.50 percent by the second half of 1998.

We appreciate your ongoing support of TCW/DW Income and Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW INCOME AND GROWTH FUND
FUND PERFORMANCE JANUARY 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class C
            Shares
       ($ in Thousands)

                                       Fund  S&P 500 IX(4)   Lehman(5)  Lipper(6)
March-1993                          $10,000        $10,000     $10,000    $10,000
January-1994                       $ 11,506       $ 10,912    $ 10,769   $ 11,143
January-1995                        $10,863        $10,969     $10,434    $10,638
January-1996                        $13,092        $15,203     $12,283    $12,377
January-1997                        $14,854        $19,207     $12,577    $13,062
January-1998                     $16,938(3)        $24,363     $13,982    $13,961

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS C SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                  AVERAGE ANNUAL TOTAL RETURNS++
---------------------------------------------------------------------------------------------------
              CLASS C SHARES*                                      CLASS A SHARES**
--------------------------------------------       ------------------------------------------------
PERIOD ENDED 1/31/98                               PERIOD ENDED 1/31/98
-------------------------                          -------------------------
1 Year                     14.03%(1)   13.03%(2)   From Inception (7/28/97)    6.03(1)     1.52(2)
From Inception (3/31/93)   11.51%(1)   11.51%(2)

              CLASS B SHARES+                                      CLASS D SHARES#
--------------------------------------------       ------------------------------------------------
PERIOD ENDED 1/31/98                               PERIOD ENDED 1/31/98
-------------------------                          -------------------------
From Inception (7/28/97)   5.80%(1)    0.89 %(2)   From Inception (7/28/97)    6.21(1)

------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge (except Class D shares, which have no sales charge). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on January 31, 1998.
(4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. Treasury securities and corporate and yankee bonds with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(6) The Lipper Flexible Income Funds Average tracks the performance of funds that emphasize income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities, as reported by Lipper Analytical Services, Inc.
* The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
** The maximum front-end sales charge for Class A shares is 4.25%.
+ The maximum contingent deferred sales charge (CDSC) for Class B shares is 5%.
  The CDSC declines to 0% after six years.
# Class D shares have no sales charge.
++ For periods of less than one year, the Fund quotes its total return on a non-annualized basis.

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (35.6%)
           ADVERTISING (1.0%)
$    425   Omicom Group, Inc. - 144A*......................................................   4.25%   01/03/07  $   589,534
                                                                                                                -----------
           AEROSPACE (1.2%)
     345   Hexcel Corp.....................................................................   7.00    08/01/03      569,343
     100   Titan Corp......................................................................   8.25    11/01/03      168,518
                                                                                                                -----------
                                                                                                                    737,861
                                                                                                                -----------
           AUTO PARTS (0.6%)
     345   Tower Automotive, Inc. - 144A*..................................................   5.00    08/01/04      365,114
                                                                                                                -----------
           BUSINESS SERVICES (1.1%)
     390   COREStaff, Inc..................................................................   2.94    08/15/04      318,107
     290   Personnel Group of America - 144A*..............................................   5.75    07/01/04      345,622
                                                                                                                -----------
                                                                                                                    663,729
                                                                                                                -----------
           COMMERCIAL SERVICES (4.2%)
     775   Cendant Corp....................................................................   4.75    03/01/03    1,031,835
     155   CUC International, Inc..........................................................   3.00    02/15/02      195,542
   1,075   CUC International, Inc. - 144A*.................................................   3.00    02/15/02    1,356,177
                                                                                                                -----------
                                                                                                                  2,583,554
                                                                                                                -----------
           DRUGS (1.4%)
     810   Athena Neurosciences, Inc. - 144A*..............................................   4.75    11/15/04      860,123
                                                                                                                -----------
           ELECTRONICS - INSTRUMENTATION (0.4%)
     215   Thermo Instrument Systems, Inc..................................................   4.00    01/15/05      219,771
                                                                                                                -----------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.2%)
     725   Xilinx, Inc. - 144A*............................................................   5.25    11/01/02      724,377
                                                                                                                -----------
           FINANCIAL SERVICES (1.1%)
     335   Morgan Stanley Group, Inc.+ (exchangeable into Boeing Co. common stock).........   0.00    09/30/00      365,545
     260   Morgan Stanley Group, Inc.+ (exchangeable into Johnson & Johnson Co. common
             stock)........................................................................   2.00    03/29/02      314,506
                                                                                                                -----------
                                                                                                                    680,051
                                                                                                                -----------
           HEALTHCARE (0.5%)
     225   Sunrise Assisted Living, Inc. - 144A*...........................................   5.50    06/15/02      287,021
                                                                                                                -----------
           HEALTHCARE SERVICES (3.1%)
     530   Alternative Living Services, Inc................................................   5.25    12/15/02      617,450
     375   Assisted Living Concepts, Inc...................................................   6.00    11/01/02      399,375
     545   Omnicare, Inc. - 144A*..........................................................   5.00    12/01/07      551,131
     280   Quintiles Transportational Corp. - 144A*........................................   4.25    05/31/00      319,998
                                                                                                                -----------
                                                                                                                  1,887,954
                                                                                                                -----------
           HOTELS (0.5%)
     330   Signature Resorts, Inc..........................................................   5.75    01/15/07      335,983
                                                                                                                -----------
           INSURANCE (0.4%)
     220   American International Group, Inc...............................................   2.25    07/30/04      227,700
                                                                                                                -----------
           LEISURE (0.1%)
      65   Speedway Motorsports, Inc.......................................................   5.75    09/30/03       65,105
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           MEDICAL SERVICES (0.6%)
$    320   Occusystems, Inc................................................................   6.00%   12/15/01  $   396,160
                                                                                                                -----------
           OIL SERVICES (1.3%)
     700   Baker Hughes, Inc...............................................................   0.00    05/05/08      565,048
     260   Halter Marine Group, Inc. - 144A*...............................................   4.50    09/15/04      248,235
                                                                                                                -----------
                                                                                                                    813,283
                                                                                                                -----------
           PAPER PRODUCTS (0.5%)
     325   Metsa-Serla OY - 144A* (Finland)................................................   4.375   10/15/02      304,688
                                                                                                                -----------
           PHARMACEUTICALS (1.4%)
     530   Sandoz Capital BVI, Ltd. - 144A* (Switzerland)..................................   2.00    10/06/02      853,306
                                                                                                                -----------
           POLLUTION CONTROL (3.3%)
     690   Thermo Electron Corp. - 144A*...................................................   4.25    01/01/03      794,901
   1,145   U.S. Filter Corp................................................................   4.50    12/15/01    1,242,691
                                                                                                                -----------
                                                                                                                  2,037,592
                                                                                                                -----------
           REAL ESTATE INVESTMENT TRUST (0.8%)
     210   LTC Properties, Inc.............................................................   8.50    01/01/01      274,355
     200   LTC Properties, Inc.............................................................   8.25    07/01/01      234,782
                                                                                                                -----------
                                                                                                                    509,137
                                                                                                                -----------
           RESTAURANTS (0.1%)
     145   Einstein/Noah Bagel Corp. - 144A*...............................................   7.25    06/01/04       89,545
                                                                                                                -----------
           RETAIL (3.8%)
     285   Charming Shoppes, Inc...........................................................   7.50    07/15/06      255,360
   1,045   Costco Companies, Inc. - 144A*..................................................   0.00    08/19/17      619,536
     530   Home Depot, Inc.................................................................   3.25    10/01/01      737,919
     565   Staples, Inc. - 144A*...........................................................   4.50    10/01/00      728,087
                                                                                                                -----------
                                                                                                                  2,340,902
                                                                                                                -----------
           TECHNOLOGY (1.5%)
     310   Adaptec, Inc. - 144A*...........................................................   4.75    02/01/04      265,224
     595   Safeguard Scientifics, Inc. - 144A*.............................................   6.00    02/01/06      653,851
                                                                                                                -----------
                                                                                                                    919,075
                                                                                                                -----------
           TELECOMMUNICATIONS (4.0%)
   1,280   Motorola, Inc...................................................................   0.00    09/27/13    1,006,436
     415   Premiere Technologies - 144A*...................................................   5.75    07/01/04      420,905
     280   SmarTalk TeleServices, Inc. - 144A*.............................................   5.75    09/15/04      342,084
     610   Tel-Save Holdings, Inc. - 144A*.................................................   5.00    12/15/04      669,475
                                                                                                                -----------
                                                                                                                  2,438,900
                                                                                                                -----------
           TRANSPORTATION (0.4%)
     250   Blue Bird Body Co. (Series B)...................................................  10.75    11/15/06      274,375
                                                                                                                -----------
           WASTE MANAGEMENT (1.1%)
     635   USA Waste Services, Inc.........................................................   4.00    02/01/02      684,613
                                                                                                                -----------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $19,520,391)......................................................................   21,889,453
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (39.1%)
           AEROSPACE (0.2%)
$    150   Wyman-Gordon Co.................................................................   8.00%   12/15/07  $   152,625
                                                                                                                -----------
           AUTO PARTS (0.5%)
     250   Hayes Wheels International, Inc. - 144A*........................................  11.00    07/15/06      282,500
                                                                                                                -----------
           BANKS (1.3%)
      75   Chevy Chase Savings Bank........................................................   9.25    12/01/05       78,375
     125   Chevy Chase Savings Bank, F.S.B.................................................   9.25    12/01/08      130,625
     375   First Nationwide Escrow.........................................................  12.25    05/15/01      416,250
     175   First Nationwide Escrow.........................................................  10.625   10/01/03      196,437
                                                                                                                -----------
                                                                                                                    821,687
                                                                                                                -----------
           BROADCAST MEDIA (0.4%)
     100   JCAC, Inc.......................................................................  10.125   06/15/06      110,500
     125   Outdoor Communications, Inc.....................................................   9.25    08/15/07      130,937
                                                                                                                -----------
                                                                                                                    241,437
                                                                                                                -----------
           BUILDING & CONSTRUCTION (0.5%)
      50   D.R. Horton, Inc................................................................   8.375   06/15/04       52,000
     250   Johns Manville International Group..............................................  10.875   12/15/04      278,437
                                                                                                                -----------
                                                                                                                    330,437
                                                                                                                -----------
           BUILDING MATERIALS (1.3%)
     200   American Standard Co............................................................   7.375   02/01/08      199,500
     500   K Hovnanian Enterprises.........................................................  11.25    04/15/02      522,500
     100   MDC Holdings, Inc...............................................................   8.375   02/01/08      100,500
                                                                                                                -----------
                                                                                                                    822,500
                                                                                                                -----------
           BUSINESS SERVICES (1.1%)
     631   American Pad & Paper Co.........................................................  13.00    11/15/05      668,860
                                                                                                                -----------
           BUSINESS SERVICES - DISTRIBUTORS (1.2%)
     150   Coinmach Corp. - 144A*..........................................................  11.75    11/15/05      168,000
     350   Iron Mountain, Inc..............................................................  10.125   10/01/06      384,125
     168   Pierce Leahy Corp...............................................................  11.125   07/15/06      192,150
                                                                                                                -----------
                                                                                                                    744,275
                                                                                                                -----------
           CABLE & TELECOMMUNICATIONS (1.0%)
     200   Adelphia Communications Corp. (Series B)........................................   9.25    10/01/02      208,500
     100   Adelphia Communications Corp. - 144A*...........................................   8.375   02/01/08      100,000
      25   Cablevision Systems Corp........................................................   9.875   05/15/06       27,562
      50   Cablevision Systems Corp. (Series B)............................................   8.125   08/15/09       52,625
      60   Paging Network, Inc.............................................................  10.125   08/01/07       62,700
     150   Paging Network, Inc.............................................................  10.00    10/15/08      156,562
                                                                                                                -----------
                                                                                                                    607,949
                                                                                                                -----------
           CABLE/CELLULAR (0.2%)
     100   Comcast Cellular Holdings, Inc. (Series B)......................................   9.50    05/01/07      106,750
                                                                                                                -----------
           CHEMICALS (0.7%)
     375   NL Industries, Inc..............................................................  11.75    10/15/03      418,125
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           COMMERCIAL SERVICES (1.4%)
$    100   Intermedia Communications, Inc. - 144A*.........................................   8.875%  11/01/07  $   105,750
     150   Intermedia Communications, Inc..................................................   8.50    01/15/08      155,250
     150   MasTec, Inc. - 144A*............................................................   7.75    02/01/08      150,375
     400   NEXTLINK Communications, Inc....................................................   9.625   10/01/07      424,000
                                                                                                                -----------
                                                                                                                    835,375
                                                                                                                -----------
           COMMUNICATIONS EQUIPMENT (0.4%)
     175   Globalstar L.P./Capital Corp....................................................  11.25    06/15/04      177,625
      50   Globalstar L.P./Capital Corp. - 144A*...........................................  10.75    11/01/04       49,000
                                                                                                                -----------
                                                                                                                    226,625
                                                                                                                -----------
           CONSUMER - NONCYCLICAL (2.1%)
      50   Amscan Holdings, Inc. - 144A*...................................................   9.875   12/15/07       52,375
     190   Cott Corp. (Canada).............................................................   9.375   07/01/05      198,550
     175   Holmes Products Corp. - 144A*...................................................   9.875   11/15/07      181,125
     475   International Home Foods, Inc...................................................  10.375   11/01/06      527,250
     100   Revlon Consumer Products, Inc. - 144A*..........................................   8.125   02/01/06      100,375
     250   Revlon Consumer Products, Inc. - 144A*..........................................   8.625   02/01/08      250,938
                                                                                                                -----------
                                                                                                                  1,310,613
                                                                                                                -----------
           CONTAINERS (1.1%)
     125   Graham Packaging Corp. - 144A*..................................................   8.75    01/15/08      126,250
     275   Plastic Containers, Inc. (Series B).............................................  10.00    12/15/06      308,000
     225   U.S. Can Corp...................................................................  10.125   10/15/06      236,250
                                                                                                                -----------
                                                                                                                    670,500
                                                                                                                -----------
           ENERGY (1.5%)
     250   Chesapeake Energy Corp..........................................................  12.00    03/01/01      262,188
     175   National Energy Group, Inc. (Series D) - 144A*..................................  10.75    11/01/06      182,000
     275   Transamerican Energy - 144A*....................................................  11.50    06/15/02      280,500
     100   Trico Marine Services, Inc. (Series B)..........................................   8.50    08/01/05      100,500
      75   Trico Marine Services, Inc. (Series C) - 144A*..................................   8.50    08/01/05       75,375
                                                                                                                -----------
                                                                                                                    900,563
                                                                                                                -----------
           ENTERTAINMENT & LEISURE TIME (0.3%)
      75   Livent, Inc. - 144A*............................................................   9.375   10/15/04       76,875
     100   Regal Cinemas, Inc. - 144A*.....................................................   8.50    10/01/07      102,000
                                                                                                                -----------
                                                                                                                    178,875
                                                                                                                -----------
           ENTERTAINMENT/GAMING (1.1%)
     125   Grand Casinos, Inc..............................................................  10.125   12/01/03      135,938
     500   Showboat, Inc...................................................................   9.25    05/01/08      540,000
                                                                                                                -----------
                                                                                                                    675,938
                                                                                                                -----------
           FINANCE (0.2%)
     100   Nationwide Credit, Inc. - 144A*.................................................  10.25    01/15/08      102,000
                                                                                                                -----------
           FINANCE - LEASING (0.8%)
     190   Williams Scotsman, Inc. - 144A*.................................................   9.875   06/01/07      199,500
     295   Xerox Credit Corp...............................................................   2.875   07/01/02      297,646
                                                                                                                -----------
                                                                                                                    497,146
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           FINANCIAL - MISCELLANEOUS (0.1%)
$     65   North Atlantic Trading..........................................................  11.00%   06/15/04  $    67,600
                                                                                                                -----------
           FINANCIAL SERVICES (0.7%)
     400   American Annuity Group, Inc.....................................................  11.125   02/01/03      412,716
                                                                                                                -----------
           FOOD SERVICES (0.5%)
     135   Jitney-Jungle Stores of America, Inc............................................  12.00    03/01/06      153,563
      75   Jitney-Jungle Stores of America, Inc. - 144A*...................................  10.375   09/15/07       79,313
      50   Quality Food Centers, Inc. (Series B)...........................................   8.70    03/15/07       56,000
                                                                                                                -----------
                                                                                                                    288,876
                                                                                                                -----------
           FOREST PRODUCTS, PAPER & PACKING (0.7%)
     125   Paperboard Industrial International, Inc. - 144A*...............................   8.375   09/15/07      129,375
     175   Riverwood International Corp....................................................  10.625   08/01/07      182,875
     125   SD Warren Co. (Series B)........................................................  12.00    12/15/04      139,531
                                                                                                                -----------
                                                                                                                    451,781
                                                                                                                -----------
           HEALTH SERVICES (0.5%)
     285   Integrated Health Services - 144A*..............................................   9.50    09/15/07      302,100
                                                                                                                -----------
           HEALTHCARE (1.5%)
     200   Alliance Imaging, Inc...........................................................   9.625   12/15/05      209,000
     375   Dade International, Inc. (Series B).............................................  11.125   05/01/06      416,250
     150   Fisher Scientific International, Inc............................................   9.00    02/01/08      153,938
     150   Physician Sales & Service, Inc. - 144A*.........................................   8.50    10/01/07      155,250
                                                                                                                -----------
                                                                                                                    934,438
                                                                                                                -----------
           HOME BUILDING (0.4%)
     250   U.S. Home Corp..................................................................   9.75    06/15/03      261,563
                                                                                                                -----------
           HOSPITAL MANAGEMENT & HEALTH MAINTENANCE
           ORGANIZATIONS (0.3%)
     200   Extendicare Health Services, Inc. - 144A*.......................................   9.35    12/15/07      209,000
                                                                                                                -----------
           INDUSTRIALS (0.5%)
     265   Diamond Offshore Drilling, Inc..................................................   3.75    02/15/07      334,202
                                                                                                                -----------
           LODGING (0.4%)
     250   Signature Resorts, Inc. - 144A*.................................................   9.75    10/01/07      256,250
                                                                                                                -----------
           MANUFACTURING (3.3%)
     335   Communications & Power Industries, Inc. (Series B)..............................  12.00    08/01/05      375,200
     100   Desa International, Inc. - 144A*................................................   9.875   12/15/07      104,250
      50   Doskocil Manufacturing Co., Inc. - 144A*........................................  10.125   09/15/07       52,500
      50   Foamex L.P. - 144A*.............................................................   9.875   06/15/07       51,500
     100   International Wire Group - 144A*................................................  11.75    06/01/05      111,000
     500   Jordan Telecom Products - 144A*.................................................   9.875   08/01/07      530,000
     250   Packaged Ice, Inc...............................................................   9.75    02/01/05      253,125
     225   Telex Communications, Inc. - 144A*..............................................  10.50    05/01/07      230,625
     100   United Defense Industrial, Inc. - 144A*.........................................   8.75    11/15/07      101,750
     225   Viasystems, Inc. - 144A*........................................................   9.75    06/01/07      236,250
                                                                                                                -----------
                                                                                                                  2,046,200
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           MEDIA (0.1%)
$     50   Lamar Advertising Co............................................................   9.625%  12/01/06  $    54,625
                                                                                                                -----------
           MEDIA GROUP (3.9%)
     125   Ackerly Communications, Inc. (Series B).........................................  10.75    10/01/03      133,125
     500   Adams Outdoor Advertising L.P...................................................  10.75    03/15/06      557,500
      50   Chancellor Media Corp...........................................................   9.375   10/01/04       52,875
     425   Chancellor Media Corp. - 144A*..................................................   8.125   12/15/07      429,782
     545   Garden State Newspapers, Inc....................................................  12.00    07/01/04      616,531
     575   Heritage Media Services, Inc....................................................  11.00    06/15/02      598,719
      25   Outdoor Systems, Inc............................................................   8.875   06/15/07       26,375
                                                                                                                -----------
                                                                                                                  2,414,907
                                                                                                                -----------
           METALS & MINING (0.2%)
     150   Wheeling-Pittsburgh Corp. - 144A*...............................................   9.25    11/15/07      147,000
                                                                                                                -----------
           OIL - EXPLORATION & PRODUCTION (0.6%)
     375   Magnum Hunter Resources - 144A*.................................................  10.00    06/01/07      384,375
                                                                                                                -----------
           PACKAGING & BOTTLING (0.1%)
      50   Huntsman Packaging Corp. - 144A*................................................   9.125   10/01/07       52,000
                                                                                                                -----------
           PAPER & FOREST PRODUCTS (1.3%)
     435   Malette, Inc. (Canada)..........................................................  12.25    07/15/04      490,463
     300   Stone Container Corp............................................................  10.75    10/01/02      317,250
                                                                                                                -----------
                                                                                                                    807,713
                                                                                                                -----------
           PUBLISHING (1.0%)
     250   American Media Operations, Inc..................................................  11.625   11/15/04      271,250
      75   Primedia, Inc...................................................................  10.25    06/01/04       81,000
     250   Von Hoffman Press, Inc. - 144A*.................................................  10.375   05/15/07      270,000
                                                                                                                -----------
                                                                                                                    622,250
                                                                                                                -----------
           REAL ESTATE INVESTMENT TRUST (0.6%)
     305   Trizec Finance Ltd. (Canada)....................................................  10.875   10/15/05      346,556
                                                                                                                -----------
           RESTAURANTS (0.2%)
     100   Perkins Family Restaurants, L.P. - 144A*........................................  10.125   12/15/07      105,000
                                                                                                                -----------
           RETAIL (2.4%)
     100   Cole National Group, Inc. - 144A*...............................................   8.625   08/15/07      100,500
     346   Guitar Center Management........................................................  11.00    07/01/06      390,980
     100   Leslie's Poolmart - 144A*.......................................................  10.375   07/15/04      104,000
     600   Michaels Stores, Inc............................................................  10.875   06/15/06      672,000
     200   Zale Corp. - 144A*..............................................................   8.50    10/01/07      204,000
                                                                                                                -----------
                                                                                                                  1,471,480
                                                                                                                -----------
           TELECOMMUNICATIONS (0.5%)
     250   STC Broadcasting, Inc...........................................................  11.00    03/15/07      277,500
                                                                                                                -----------
           TELEPHONES (0.5%)
     250   Sprint Spectrum L.P.............................................................  11.00    08/15/06      287,500
                                                                                                                -----------
           TRANSPORTATION (1.1%)
      75   Atlas Air, Inc..................................................................  10.75    08/01/05       80,625
     550   Moran Transportation Co.........................................................  11.75    07/15/04      610,500
                                                                                                                -----------
                                                                                                                    691,125
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           UTILITIES (0.4%)
$     25   Cal Energy Co., Inc.............................................................   9.50%   09/15/06  $    27,000
      75   Cal Energy Co., Inc.............................................................   7.63    10/15/07       73,784
     125   California Energy Co., Inc......................................................  10.25    01/15/04      134,375
                                                                                                                -----------
                                                                                                                    235,159
                                                                                                                -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $23,102,687)......................................................................   24,056,696
                                                                                                                -----------

NUMBER OF
 SHARES
---------
           CONVERTIBLE PREFERRED STOCKS (12.6%)
           BANKS (1.3%)
  10,600   National Australia Bank, Ltd. $1.969 (Australia) (Units)++.........................................      302,757
  15,400   WBK Trust (STRYPES) $3.35..........................................................................      529,375
                                                                                                                -----------
                                                                                                                    832,132
                                                                                                                -----------
           BROADCAST MEDIA (0.8%)
   6,400   Evergreen Media Corp. $3.00 - 144A*................................................................      475,200
                                                                                                                -----------
           BUSINESS SERVICES (0.4%)
   6,600   Vanstar Financing Trust $3.375 - 144A*.............................................................      251,203
                                                                                                                -----------
           CABLE & TELECOMMUNICATIONS (3.3%)
  17,700   Houston Industries, Inc. $3.22.....................................................................    1,044,300
   3,100   TCI Pacific Communications, Inc. $5.00 (exchangeable into Tele-Communications (Class A) common
             stock)...........................................................................................      500,845
   7,200   U.S. West Inc. (Series D) $2.25....................................................................      459,000
                                                                                                                -----------
                                                                                                                  2,004,145
                                                                                                                -----------
           FINANCIAL (1.0%)
   6,600   Morgan Stanley Group, Inc. $3.99+ (exchangeable into Cisco Systems Inc. common stock)..............      592,126
                                                                                                                -----------
           FINANCIAL SERVICES (1.4%)
   1,500   American Bankers Insurance Group, Inc. (Series B) $3.125...........................................      170,250
  12,400   Merrill Lynch & Co., Inc. $3.12 (STRYPES) (exchangeable into Cox Communications Inc. common
             stock)...........................................................................................      392,150
   8,100   Salomon, Inc. $7.625 (exchangeable into Financial Security Assurance Holdings, Ltd. common
             stock)...........................................................................................      319,448
                                                                                                                -----------
                                                                                                                    881,848
                                                                                                                -----------
           HOTELS (0.6%)
   4,900   Host Marriott Financial Trust $3.375 - 144A*.......................................................      264,708
   2,000   Host Marriott Financial Trust $3.375...............................................................      108,044
                                                                                                                -----------
                                                                                                                    372,752
                                                                                                                -----------
           MEDICAL SERVICES (0.5%)
   6,100   Laboratory Corp. of America (Series A) $4.25.......................................................      308,050
                                                                                                                -----------
           OIL & GAS PRODUCTS (0.5%)
   4,200   Occidental Petroleum Corp. (Series A) $3.00 (exchangeable into Canadian Occidental Petroleum common
             stock)...........................................................................................      325,500
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                            VALUE
---------------------------------------------------------------------------------------------------------------------------
           OIL - INTEGRATED (0.5%)
   5,300   Unocal Corp. $3.125................................................................................  $   285,209
                                                                                                                -----------
           OIL SERVICES (0.6%)
   8,000   EVI, Inc. $2.50 - 144A*............................................................................      339,808
                                                                                                                -----------
           PACKAGING & BOTTLING (0.2%)
   2,600   Crown Cork & Seal Co., Inc. $1.885.................................................................      120,412
                                                                                                                -----------
           PUBLISHING (0.5%)
   6,000   Golden Books Financing Trust $4.375 - 144A*........................................................      338,250
                                                                                                                -----------
           RESTAURANTS (0.5%)
   5,900   Apple South, Inc. $3.50 - 144A*....................................................................      295,000
                                                                                                                -----------
           RETAIL (0.5%)
   5,600   Kmart Financing I $3.875...........................................................................      288,400
                                                                                                                -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $6,543,330).......................................................................    7,710,035
                                                                                                                -----------

NUMBER OF                                                                                          EXPIRATION
WARRANTS                                                                                              DATE
---------                                                                                          ----------
           WARRANT (a)
           ENTERTAINMENT/GAMING
   4,685   Fitzgeralds Gaming Corp. - 144A*
             (IDENTIFIED COST $21,083)...........................................................   12/19/98          9,370
                                                                                                                -----------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
  ---------
           SHORT-TERM INVESTMENTS (12.2%)
           U.S. GOVERNMENT AGENCY (b) (8.9%)
  $  5,500 Federal Farm Credit Bank 5.40% due 02/12/98
             (AMORTIZED COST $5,490,925).........................................................                 5,490,925
                                                                                                                -----------

           REPURCHASE AGREEMENT (3.3%)
     2,038 The Bank of New York 5.375% due 02/02/98
             (dated 01/30/98; proceeds $2,038,026)
             (IDENTIFIED COST $2,037,114) (c) ...................................................                 2,037,114
                                                                                                                -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $7,528,039).......................................................................    7,528,039
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED


                                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $56,715,530) (d)....................................................................   99.5 % $ 61,193,593

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.......................................................    0.5        304,726
                                                                                                       ------  ------------

NET ASSETS...........................................................................................  100.0 % $ 61,498,319
                                                                                                       ------  ------------
                                                                                                       ------  ------------

---------------------

STRYPES  Structured yield product exchangeable for stock.
   *     Resale is restricted to qualified institutional investors.
   + Issuer is an affiliate of the Fund's Manager, Dean Witter Services Company Inc.
  ++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
  (a)    Non-income producing security.
  (b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
  (c) Collateralized by $2,019,974 U.S. Treasury Note 6.75% due 05/31/99 valued at $2,077,856.
  (d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,017,178 and the aggregate gross unrealized depreciation is $539,115, resulting in net unrealized appreciation of $4,478,063.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998

ASSETS:
Investments in securities, at value (identified cost $56,715,530)..............................  $61,193,593
Cash...........................................................................................        2,440
Receivable for:
    Interest...................................................................................      732,483
    Investments sold...........................................................................      214,637
    Shares of beneficial interest sold.........................................................      133,629
    Dividends..................................................................................       22,405
Deferred organizational expenses...............................................................        6,434
Prepaid expenses and other assets..............................................................       69,330
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   62,374,951
                                                                                                 -----------
LIABILITIES:
Payable for:
    Investments purchased......................................................................      733,752
    Plan of distribution fee...................................................................       39,176
    Management fee.............................................................................       23,516
    Investment advisory fee....................................................................       15,677
    Shares of beneficial interest repurchased..................................................        2,979
Accrued expenses and other payables............................................................       61,532
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................      876,632
                                                                                                 -----------
     NET ASSETS................................................................................  $61,498,319
                                                                                                 -----------
                                                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................   55,656,448
Net unrealized appreciation....................................................................    4,478,063
Accumulated undistributed net investment income................................................      272,740
Accumulated undistributed net realized gain....................................................    1,091,068
                                                                                                 -----------
     NET ASSETS................................................................................  $61,498,319
                                                                                                 -----------
                                                                                                 -----------
CLASS A SHARES:
Net Assets.....................................................................................      $27,856
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        2,401
     NET ASSET VALUE PER SHARE.................................................................       $11.60
                                                                                                 -----------
                                                                                                 -----------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET
       ASSET VALUE)............................................................................       $12.12
                                                                                                 -----------
                                                                                                 -----------
CLASS B SHARES:
Net Assets.....................................................................................   $6,596,905
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      568,689
     NET ASSET VALUE PER SHARE.................................................................       $11.60
                                                                                                 -----------
                                                                                                 -----------
CLASS C SHARES:
Net Assets.....................................................................................  $54,862,923
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    4,726,879
     NET ASSET VALUE PER SHARE.................................................................       $11.61
                                                                                                 -----------
                                                                                                 -----------
CLASS D SHARES:
Net Assets.....................................................................................      $10,635
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................          916
     NET ASSET VALUE PER SHARE.................................................................       $11.61
                                                                                                 -----------
                                                                                                 -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1998*

NET INVESTMENT INCOME:

INCOME
Interest........................................................................................  $3,703,196
Dividends.......................................................................................     479,318
                                                                                                  ----------

     TOTAL INCOME...............................................................................   4,182,514
                                                                                                  ----------

EXPENSES
Plan of distribution fee (Class A shares).......................................................          23
Plan of distribution fee (Class B shares).......................................................      21,976
Plan of distribution fee (Class C shares).......................................................     437,111
Management fee..................................................................................     275,518
Investment advisory fee.........................................................................     183,678
Professional fees...............................................................................      60,242
Transfer agent fees and expenses................................................................      58,786
Shareholder reports and notices.................................................................      47,076
Organizational expenses.........................................................................      39,801
Registration fees...............................................................................      35,768
Trustees' fees and expenses.....................................................................      32,904
Custodian fees..................................................................................      20,884
Other...........................................................................................      15,526
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................   1,229,293
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   2,953,221
                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...............................................................................   4,031,439
Net change in unrealized appreciation...........................................................     950,969
                                                                                                  ----------

     NET GAIN...................................................................................   4,982,408
                                                                                                  ----------

NET INCREASE....................................................................................  $7,935,629
                                                                                                  ----------
                                                                                                  ----------

---------------------

 *   Class A, Class B and Class D shares were issued by July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR     FOR THE YEAR
                                                                                      ENDED            ENDED
                                                                                   JANUARY 31,      JANUARY 31,
                                                                                      1998*             1997
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................     $2,953,221       $3,001,268
Net realized gain...............................................................      4,031,439        3,798,985
Net change in unrealized appreciation...........................................        950,969          475,436
                                                                                  --------------   --------------

     NET INCREASE...............................................................      7,935,629        7,275,689
                                                                                  --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..............................................................           (582)        --
    Class B shares..............................................................       (144,769)        --
    Class C shares..............................................................     (2,979,361)      (3,008,077)
    Class D shares..............................................................           (290)        --
Net realized gain
    Class A shares..............................................................         (1,133)        --
    Class B shares..............................................................       (298,812)        --
    Class C shares..............................................................     (3,495,390)      (2,721,147)
    Class D shares..............................................................           (491)        --
                                                                                  --------------   --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..........................................     (6,920,828)      (5,729,224)
                                                                                  --------------   --------------
Net increase (decrease) from transactions in shares of beneficial interest......       (457,056)       1,763,514
                                                                                  --------------   --------------

     NET INCREASE...............................................................        557,745        3,309,979

NET ASSETS:
Beginning of period.............................................................     60,940,574       57,630,595
                                                                                  --------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $272,740 AND $443,330,
    RESPECTIVELY)...............................................................     $61,498,319      $60,940,574
                                                                                  --------------   --------------
                                                                                  --------------   --------------

---------------------

 *   Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998

1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Income and Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to generate high total return by providing a high level of current income and the potential for capital appreciation. The Fund seeks to achieve its objective by investing in bonds or preferred stock convertible into common stock, other fixed income securities, common stocks and U.S. Government securities. The Fund was organized as a Massachusetts business trust on November 23, 1992 and commenced operations on March 31, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Dean Witter Services Company Inc. serves as Manager and TCW Funds Management, Inc. serves as Adviser ("TCW/DW Funds") offered with a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax"

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager") paid the organizational expenses of the Fund in the amount of approximately $206,000 of which $200,000 have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of daily net assets not exceeding $500 million and 0.42% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.30% to the portion of daily net assets not exceeding $500 million and 0.28% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B, and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and the preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $55,344, at January 31, 1998.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the period ended January 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $7,489 and $356, respectively and received $808 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1998 aggregated $55,824,587 and $65,551,624, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley Group, Inc., an affiliate of the Manager since May 31, 1997, of $55,188 and $607,506, respectively, as well as a net realized gain of $64,691.

For the period May 31, 1997 through January 31, 1998, the Fund incurred brokerage commissions of $1,283 with Morgan Stanley & Co., Inc., an affiliate of the Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At January 31, 1998, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $55,188. The Funds' interest and dividend income included $7,250 and $27,770, respectively, for income from Morgan Stanley Group, Inc. securities.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $760.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST+

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                               ENDED                          ENDED
                                                                         JANUARY 31, 1998               JANUARY 31, 1997
                                                                   -----------------------------   ---------------------------
                                                                      SHARES          AMOUNT          SHARES         AMOUNT
                                                                   ------------   --------------   ------------   ------------
CLASS A SHARES*
Sold.............................................................         2,751   $       33,065        --             --
Reinvestment of dividends and distributions......................           142            1,614        --             --
Redeemed.........................................................          (492)          (5,989)       --             --
                                                                   ------------   --------------   ------------   ------------
Net increase -- Class A..........................................         2,401           28,690        --             --
                                                                   ------------   --------------   ------------   ------------
CLASS B SHARES*
Sold.............................................................       209,588        2,492,309        --             --
Reinvestment of dividends and distributions......................        32,187          368,173        --             --
Redeemed.........................................................       (89,344)      (1,054,299)       --             --
                                                                   ------------   --------------   ------------   ------------
Net increase -- Class B..........................................       152,431        1,806,183        --             --
                                                                   ------------   --------------   ------------   ------------
CLASS C SHARES
Sold.............................................................       912,536       10,493,055      1,635,756   $ 18,613,081
Reinvestment of dividends and distributions......................       485,664        5,548,520        431,286      4,808,760
Redeemed.........................................................    (1,590,764)     (18,344,299)    (1,909,009)   (21,658,327)
                                                                   ------------   --------------   ------------   ------------
Net increase (decrease) -- Class C...............................      (192,564)      (2,302,724)       158,033      1,763,514
                                                                   ------------   --------------   ------------   ------------
CLASS D SHARES*
Sold.............................................................           848           10,014        --             --
Reinvestment of dividends and distributions......................            68              781        --             --
                                                                   ------------   --------------   ------------   ------------
Net increase -- Class D..........................................           916           10,795        --             --
                                                                   ------------   --------------   ------------   ------------
Net increase (decrease) in Fund..................................       (36,816)  $     (457,056)       158,033   $  1,763,514
                                                                   ------------   --------------   ------------   ------------
                                                                   ------------   --------------   ------------   ------------

---------------------
+ On July 28, 1997, 416,258, shares representing $4,916,004 were transferred to
  Class B.

* For the period July 28, 1997 (issue date) through January 31, 1998.

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                                                                        MARCH 31,
                                                                                                          1993*
                                                      FOR THE YEAR ENDED JANUARY 31,                     THROUGH
                                          -------------------------------------------------------      JANUARY 31,
                                           1998**++         1997           1996           1995             1994
--------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $    11.42     $    11.13     $     9.77     $    10.98         $   10.00
                                          ----------     ----------     ----------     ----------            ------
Net investment income...................        0.57           0.60           0.59           0.59              0.45
Net realized and unrealized gain
 (loss).................................        0.96           0.84           1.37          (1.20)             1.02
                                          ----------     ----------     ----------     ----------            ------
Total from investment operations........        1.53           1.44           1.96          (0.61)             1.47
                                          ----------     ----------     ----------     ----------            ------
Less dividends and distributions from:
   Net investment income................       (0.60)         (0.60)         (0.60)         (0.55)            (0.39)
   Net realized gain....................       (0.74)         (0.55)        --              (0.05)            (0.10)
                                          ----------     ----------     ----------     ----------            ------
Total dividends and distributions.......       (1.34)         (1.15)         (0.60)         (0.60)            (0.49)
                                          ----------     ----------     ----------     ----------            ------
Net asset value, end of period..........  $    11.61     $    11.42     $    11.13     $     9.77         $   10.98
                                          ----------     ----------     ----------     ----------            ------
                                          ----------     ----------     ----------     ----------            ------
TOTAL INVESTMENT RETURN+................       14.03%         13.46%         20.52%        (5.59)%            15.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        2.01%          2.02%          2.21%          2.04%             1.57%(2)(3)
Net investment income...................        4.84%          5.19%          5.41%          5.83%             5.62%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $54,863        $60,941        $57,631        $55,335           $64,370
Portfolio turnover rate.................          96%           102%            79%            88%               84%(1)
Average commission rate paid............     $0.0169        $0.0540         --             --              --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Dean Witter Services Company Inc serves as Manager and TCW Fund's Management, Inc. serves as Adviser ("TCW/DW Funds") offered with a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Manager and Investment Adviser had not reimbursed all expenses and waived the management fee, the above annualized expense and net investment income ratios would have been 2.00% and 5.18%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                FOR THE PERIOD
                                                                JULY 28, 1997*
                                                                   THROUGH
                                                                 JANUARY 31,
                                                                    1998++
------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $   11.81
                                                                       ------
Net investment income.......................................             0.31
Net realized and unrealized gain............................             0.38
                                                                       ------
Total from investment operations............................             0.69
                                                                       ------
Less dividends and distributions from:
   Net investment income....................................            (0.33)
   Net realized gain........................................            (0.57)
                                                                       ------
Total dividends and distributions...........................            (0.90)
                                                                       ------
Net asset value, end of period..............................        $   11.60
                                                                       ------
                                                                       ------
TOTAL INVESTMENT RETURN+....................................             6.03%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             1.54%(2)
Net investment income.......................................             5.04%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................              $28
Portfolio turnover rate.....................................               96%
Average commission rate paid................................          $0.0169

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $   11.81
                                                                       ------
Net investment income.......................................             0.28
Net realized and unrealized gain............................             0.38
                                                                       ------
Total from investment operations............................             0.66
                                                                       ------
Less dividends and distributions from:
   Net investment income....................................            (0.30)
   Net realized gain........................................            (0.57)
                                                                       ------
Total dividends and distributions...........................            (0.87)
                                                                       ------
Net asset value, end of period..............................        $   11.60
                                                                       ------
                                                                       ------
TOTAL INVESTMENT RETURN+....................................             5.80%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             2.02%(2)
Net investment income.......................................             4.58%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $6,597
Portfolio turnover rate.....................................               96%
Average commission rate paid................................          $0.0169

---------------------

 * The date the shares were first issued. Class B participants who held shares prior to July 28, 1997 should refer to the Financial Highlights of Class C to obtain the historical per share and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                FOR THE PERIOD
                                                                JULY 28, 1997*
                                                                   THROUGH
                                                                 JANUARY 31,
                                                                    1998++
------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................        $   11.81
                                                                       ------

Net investment income.......................................             0.32

Net realized and unrealized gain............................             0.39
                                                                       ------

Total from investment operations............................             0.71
                                                                       ------

Less dividends and distributions from:
   Net investment income....................................            (0.34)
   Net realized gain........................................            (0.57)
                                                                       ------

Total dividends and distributions...........................            (0.91)
                                                                       ------

Net asset value, end of period..............................        $   11.61
                                                                       ------
                                                                       ------

TOTAL INVESTMENT RETURN+....................................             6.21%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             1.27%(2)

Net investment income.......................................             5.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................              $11

Portfolio turnover rate.....................................               96%

Average commission rate paid................................          $0.0169

---------------------

 *   The date the shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW INCOME AND GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Income and Growth Fund (the "Fund") at January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 13, 1998

TCW/DW INCOME AND GROWTH FUND
FEDERAL TAX NOTICE (UNAUDITED)

                            1998 FEDERAL TAX NOTICE

For the year ended January 31, 1998, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                   PER SHARE
                           --------------------------
                           CLASS  CLASS  CLASS  CLASS
                             A      B      C      D
                           -----  -----  -----  -----
Portion of long-term
capital gains taxable as:
  28% rate gain..........  $0.16  $0.16  $0.22  $0.16
  20% rate gain..........   0.31   0.31   0.31   0.31
                           -----  -----  -----  -----
Total long-term capital
gains....................  $0.47  $0.47  $0.53  $0.47
                           -----  -----  -----  -----
                           -----  -----  -----  -----

For the year ended January 31, 1998, 11.01% of the income dividends qualified for the dividends received deduction available to corporations.

TRUSTEES

John C. Argue

Richard M. DeMartini

Charles A. Fiumefreddo

John R. Haire

Dr. Manuel H. Johnson

Thomas E. Larkin, Jr.

Michael E. Nugent

John L. Schroeder

Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

Kevin A. Hunter
Vice President

Mark L. Attanasio
Vice President

Melissa V. Weiler
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



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INCOME AND
GROWTH FUND

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ANNUAL REPORT
JANUARY 31, 1998